Related Party Transactions - Additional Information (Detail) (USD $)	1 Months Ended		12 Months Ended			0 Months Ended	12 Months Ended	0 Months Ended				12 Months Ended									1 Months Ended	12 Months Ended
	Jan. 18, 2011	Dec. 01, 2010	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011	Dec. 22, 2010 Cromwell Merger	Jan. 31, 2007 Cromwell Merger	Dec. 22, 2010 Private Placement	Jun. 06, 2012 Related Party, Two	Feb. 06, 2012 Related Party, Two	Jun. 06, 2011 Related Party, Two	Jan. 31, 2013 Related Party, Two	Jan. 31, 2012 Related Party, Two	Jan. 31, 2013 ICS	Jan. 31, 2012 ICS	Jan. 31, 2013 Baybak Family Partners, Ltd Private Placement	Jan. 31, 2013 GRQ Consultants, Inc Private Placement	Jan. 31, 2013 Preparation and Submission of Regulatory Filings	Jan. 31, 2012 Preparation and Submission of Regulatory Filings	Jan. 31, 2013 Mexivada Acquisition	Dec. 01, 2010 monthly fee	Jan. 31, 2013 monthly fee	Jan. 31, 2013 month-to-month basis	Jan. 31, 2012 month-to-month basis
Related Party Transaction [Line Items]
Compensation of officers and directors			$ 54,000	$ 66,000
Unpaid fees to officers and directors			56,500	2,500
Legal fees			180,343	150,550														66,794	12,223	50,000	5,500	6,000	76,500	60,500
Service Agreement Monthly payment					6,000									6,000
Agreement term														12 months
Agreement, extended term		12 months												12 months
Management Fees														72,000	72,000
Management fees, reimbursed														11,817	9,291
Accounts payable - related party			101,873	0								2,500	0	0	0
Common stock issued for consulting services (in shares)	500,000
Stock-based compensation expense for consulting service	12,500		0	10,555	1,945
Consulting fees with stockholders												72,000	48,000
Monthly fee									6,000	3,000	6,000
Sale of stock, number of shares issued in transaction																8,000,000	6,000,000
Proceeds from private placement offering			2,086,206					1,461,956								200,000	150,000
Costs and expenses, related party							31,000
Number of shares issued as reimbursement							31,000,000
Stock repurchased and cancelled during period shares						13,000,000
Stock repurchased and cancelled during period value						$ 13,000